Summary of Significant Accounting Policies - Schedule of Inventory Write-off (Details) (10-K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Inventory provision, beginning of the year	$ 226	$ 358
Increase	156	113
Write-off	(291)	(245)
Inventory provision, end of the year	$ 91	$ 226